SCHEDULE OF VALUATION ASSUMPTIONS (Details) - $ / shares	8 Months Ended	9 Months Ended	11 Months Ended
	Sep. 30, 2021	Sep. 30, 2022	Dec. 31, 2021
Warrant [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)			2 years
Expected dividends			0.00%
Expected volatility			91.05%
Risk free interest rate			0.23%
Non-Employee [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Risk free interest rate, minimum	0.09%		0.09%
Risk free interest rate, maximum	0.56%		0.56%
Expected term (years)		3 years 6 months
Expected volatility rate, minimum	106.80%		106.83%
Expected volatility rate, maximum	120.90%		120.94%
Expected dividends	0.00%	0.00%	0.00%
Weighted average grant-date fair value of stock options		$ 4.58	$ 1.70
Expected volatility		183.10%
Risk free interest rate		2.67%
Non-Employee [Member] | Minimum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	2 years 6 months		3 years
Weighted average grant-date fair value of stock options	$ 1.36
Non-Employee [Member] | Maximum [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Expected term (years)	3 years 6 months		3 years 6 months
Weighted average grant-date fair value of stock options	$ 1.87